Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of revenue by major merchandise categories
	For the years ended December 31,
	2021	2020	2019
Cosmetic products (a)	$78,840,654	$18,700,973	$18,470,489
Health and nutritional supplements (b)	56,104,342	52,372,561	22,672,288
Household products (c)	35,943,221	25,732,975	20,633,126
Others	23,782	72,664	-
Total	$170,911,999	$96,879,173	$61,775,903

(a)	Cosmetic products mainly include products of lotion, skin care, oral care, shampoo, soap and fragrance.
(b)	Health and nutritional supplements are health care supplements such as vitamins, edible fungus, functional capsules, etc.
(c)	Household Products are consumer products, which mainly includes functional shoes, smartphones, cooking pot and tampons.